Quarterly Holdings Report
for

Fidelity Freedom® 2065 Fund

June 30, 2021

F65-QTLY-0821
1.9895822.102

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.03% 8/12/21 to 9/23/21
(Cost $119,993)	120,000	119,989
	Shares	Value

Domestic Equity Funds - 51.9%
Fidelity Series All-Sector Equity Fund (a)	439,810	$5,598,783
Fidelity Series Blue Chip Growth Fund (a)	455,446	8,771,883
Fidelity Series Commodity Strategy Fund (a)	1,412,873	7,869,703
Fidelity Series Growth Company Fund (a)	844,828	22,345,697
Fidelity Series Intrinsic Opportunities Fund (a)	1,014,110	23,081,147
Fidelity Series Large Cap Stock Fund (a)	1,015,600	20,108,878
Fidelity Series Large Cap Value Index Fund (a)	478,942	7,399,655
Fidelity Series Opportunistic Insights Fund (a)	509,066	11,535,440
Fidelity Series Small Cap Discovery Fund (a)	179,520	2,498,912
Fidelity Series Small Cap Opportunities Fund (a)	455,518	8,299,542
Fidelity Series Stock Selector Large Cap Value Fund (a)	1,127,817	17,052,599
Fidelity Series Value Discovery Fund (a)	777,512	13,077,745
TOTAL DOMESTIC EQUITY FUNDS
(Cost $121,973,540)		147,639,984

International Equity Funds - 40.5%
Fidelity Series Canada Fund (a)	529,422	7,422,498
Fidelity Series Emerging Markets Fund (a)	348,711	4,254,278
Fidelity Series Emerging Markets Opportunities Fund (a)	1,423,209	38,227,396
Fidelity Series International Growth Fund (a)	1,010,592	19,767,181
Fidelity Series International Small Cap Fund (a)	274,340	6,109,557
Fidelity Series International Value Fund (a)	1,762,821	19,690,715
Fidelity Series Overseas Fund (a)	1,447,572	19,730,411
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $98,676,024)		115,202,036

Bond Funds - 6.9%
Fidelity Series Emerging Markets Debt Fund (a)	166,493	1,551,715
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	48,415	502,068
Fidelity Series Floating Rate High Income Fund (a)	31,604	292,336
Fidelity Series High Income Fund (a)	186,934	1,792,692
Fidelity Series Inflation-Protected Bond Index Fund (a)	514,120	5,645,035
Fidelity Series International Credit Fund (a)	4,634	46,848
Fidelity Series Investment Grade Bond Fund (a)	7,065	82,798
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,027,183	8,597,526
Fidelity Series Real Estate Income Fund (a)	92,006	1,069,105
TOTAL BOND FUNDS
(Cost $19,499,189)		19,580,123

Short-Term Funds - 0.6%
Fidelity Cash Central Fund 0.06% (b)	204,955	204,996
Fidelity Series Government Money Market Fund 0.08% (a)(c)	1,231,493	1,231,493
Fidelity Series Short-Term Credit Fund (a)	27,090	275,237
TOTAL SHORT-TERM FUNDS
(Cost $1,711,464)		1,711,726
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $241,980,210)		284,253,858
NET OTHER ASSETS (LIABILITIES) - 0.0%		3,700
NET ASSETS - 100%		$284,257,558

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7
Total	$7

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$--	$290,585	$85,589	$--	$--	$204,996	0.0%
Total	$--	$290,585	$85,589	$--	$--	$204,996

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$4,442,088	$1,124,946	$370,943	$--	$3,206	$399,486	$5,598,783
Fidelity Series Blue Chip Growth Fund	7,047,212	1,961,309	1,084,007	--	79,825	767,544	8,771,883
Fidelity Series Canada Fund	5,454,318	1,729,053	317,561	--	352	556,336	7,422,498
Fidelity Series Commodity Strategy Fund	6,243,904	1,426,901	687,751	--	39,761	846,888	7,869,703
Fidelity Series Emerging Markets Debt Fund	1,223,719	364,285	70,726	15,306	(1,819)	36,256	1,551,715
Fidelity Series Emerging Markets Debt Local Currency Fund	403,663	107,613	23,393	--	(852)	15,037	502,068
Fidelity Series Emerging Markets Fund	3,577,752	961,762	461,710	--	(7,712)	184,186	4,254,278
Fidelity Series Emerging Markets Opportunities Fund	32,230,875	8,349,507	4,007,323	--	(60,342)	1,714,679	38,227,396
Fidelity Series Floating Rate High Income Fund	238,877	65,372	13,543	2,647	71	1,559	292,336
Fidelity Series Government Money Market Fund 0.08%	1,487,481	530,653	786,641	225	--	--	1,231,493
Fidelity Series Growth Company Fund	17,985,145	4,919,011	3,158,728	--	(14,505)	2,614,774	22,345,697
Fidelity Series High Income Fund	1,412,507	423,611	80,369	19,303	(110)	37,053	1,792,692
Fidelity Series Inflation-Protected Bond Index Fund	4,487,492	1,307,610	256,157	--	(129)	106,219	5,645,035
Fidelity Series International Credit Fund	45,977	268	--	267	--	603	46,848
Fidelity Series International Growth Fund	15,284,146	3,851,201	815,395	--	(23,530)	1,470,759	19,767,181
Fidelity Series International Small Cap Fund	4,806,934	1,252,970	321,121	--	7,259	363,515	6,109,557
Fidelity Series International Value Fund	15,287,661	4,910,012	901,015	--	9,081	384,976	19,690,715
Fidelity Series Intrinsic Opportunities Fund	18,055,480	5,017,450	986,522	--	5,632	989,107	23,081,147
Fidelity Series Investment Grade Bond Fund	95,319	51,802	65,596	394	(569)	1,842	82,798
Fidelity Series Large Cap Stock Fund	15,783,653	3,940,830	805,636	--	4,895	1,185,136	20,108,878
Fidelity Series Large Cap Value Index Fund	5,818,518	1,556,894	279,599	--	3,512	300,330	7,399,655
Fidelity Series Long-Term Treasury Bond Index Fund	6,150,093	2,528,643	530,053	43,171	(112,232)	561,075	8,597,526
Fidelity Series Opportunistic Insights Fund	9,213,137	2,331,339	1,137,043	--	(20,629)	1,148,636	11,535,440
Fidelity Series Overseas Fund	15,309,254	3,968,776	825,494	--	6,461	1,271,414	19,730,411
Fidelity Series Real Estate Income Fund	857,406	213,140	49,385	1,408	202	47,742	1,069,105
Fidelity Series Short-Term Credit Fund	313,186	70,487	108,218	1,109	(154)	(64)	275,237
Fidelity Series Small Cap Discovery Fund	1,975,125	724,881	105,010	234,716	268	(96,352)	2,498,912
Fidelity Series Small Cap Opportunities Fund	6,604,903	1,851,140	349,594	--	697	192,396	8,299,542
Fidelity Series Stock Selector Large Cap Value Fund	13,342,731	3,611,600	698,942	--	5,951	791,259	17,052,599
Fidelity Series Value Discovery Fund	10,260,844	2,791,802	549,545	--	7,339	567,305	13,077,745
Total	$225,439,400	$61,944,868	$19,847,020	$318,546	$(68,071)	$16,459,696	$283,928,873

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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